FIXED ASSETS (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2017	Sep. 30, 2016
Notes to Financial Statements
Property and equipment, net	$ 114,539		$ 133,204	$ 285,415
Property and equipment, accumulated depreciation	654,257		662,855	796,481
Depreciation expense	43,982	$ 28,788	38,031	64,512
Loss on sale of assets	$ 0	$ 1,234	$ (113,244)	$ (34,027)